PROFIT SHARE ALLOCATION (Tables)	12 Months Ended
Dec. 31, 2022
Millburn Multi-Markets Trading L.P. [Member]
Schedule of interests are held by direct investors in the Master Fund

	Profit Share
	2022	2021

U.S. Feeder	$1,865,305	$43,071
Cayman Feeder	9,853,870	724,803
Other (1)	779,583	132,001
Total	$12,498,758	$899,875

(1)	Direct investors in the Partnership